Fees and Expenses - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025
Nomura VIP Core Equity Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.70%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.05%
Total annual series operating expenses.................................................................	1.00%
Fee waivers and expense reimbursements ...............................................................	(0.05%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.95%
[1]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$97
3 years...........................................................................................	$313
5 years...........................................................................................	$548
10 years..........................................................................................	$1,220

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
Nomura VIP Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.70%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.06%
Total annual series operating expenses.................................................................	1.01%
Fee waivers and expense reimbursements ...............................................................	(0.00%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	1.01%
[2]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$103
3 years...........................................................................................	$322
5 years...........................................................................................	$558
10 years..........................................................................................	$1,236

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Nomura VIP Mid Cap Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.85%	0.85%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.07%	0.07%
Total annual series operating expenses......................................................	0.92%	1.17%
Fee waivers and expense reimbursements ...................................................	(0.07%)[1]	(0.07%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.85%	1.10%
[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$87	$112
3 years...............................................................................	$286	$365
5 years...............................................................................	$502	$637
10 years..............................................................................	$1,125	$1,414

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	52.00%
Nomura VIP Smid Cap Core Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.85%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.10%
Total annual series operating expenses.................................................................	1.20%
Fee waivers and expense reimbursements ...............................................................	(0.01%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	1.19%
[4]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$121
3 years...........................................................................................	$380
5 years...........................................................................................	$659
10 years..........................................................................................	$1,454

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Nomura VIP Small Cap Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.85%	0.85%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.10%	0.10%
Acquired fund fees and expenses..........................................................	0.01%[1]	0.01%[1]
Total annual series operating expenses......................................................	0.96%[2]	1.21%[2]
Fee waivers and expense reimbursements ...................................................	(0.06%)[3]	(0.06%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.90%	1.15%
[5],[6],[7]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$92	$117
3 years...............................................................................	$300	$378
5 years...............................................................................	$525	$659
10 years..............................................................................	$1,173	$1,461

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	74.00%
Nomura VIP Value Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.70%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.09%
Total annual series operating expenses.................................................................	1.04%
Fee waivers and expense reimbursements ...............................................................	(0.06%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.98%
[8]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$100
3 years...........................................................................................	$325
5 years...........................................................................................	$568
10 years..........................................................................................	$1,266

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	36.00%
Nomura VIP Corporate Bond Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.48%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.06%
Total annual series operating expenses.................................................................	0.79%
Fee waivers and expense reimbursements ...............................................................	(0.01%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.78%
[9]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$80
3 years...........................................................................................	$251
5 years...........................................................................................	$438
10 years..........................................................................................	$977

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 190% of the average value of its portfolio.

Portfolio Turnover, Rate	190.00%
Nomura VIP High Income Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.62%	0.62%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.07%	0.07%
Acquired fund fees and expenses..........................................................	0.03%[1]	0.03%[1]
Total annual series operating expenses......................................................	0.72%[2]	0.97%[2]
[10],[11]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$74	$99
3 years...............................................................................	$230	$309
5 years...............................................................................	$401	$536
10 years..............................................................................	$894	$1,190

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Nomura VIP Limited-Term Bond Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.50%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.12%
Total annual series operating expenses.................................................................	0.87%
Fee waivers and expense reimbursements ...............................................................	(0.08%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.79%
[12]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$81
3 years...........................................................................................	$270
5 years...........................................................................................	$474
10 years..........................................................................................	$1,065

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 262% of the average value of its portfolio.

Portfolio Turnover, Rate	262.00%
Nomura VIP Global Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.85%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.14%
Total annual series operating expenses.................................................................	1.24%
Fee waivers and expense reimbursements ...............................................................	(0.20%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	1.04%
[13]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$106
3 years...........................................................................................	$374
5 years...........................................................................................	$662
10 years..........................................................................................	$1,482

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Nomura VIP International Core Equity Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.85%	0.85%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.08%	0.08%
Total annual series operating expenses......................................................	0.93%	1.18%
Fee waivers and expense reimbursements ...................................................	(0.07%)[1]	(0.07%)[1]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.86%	1.11%
[14]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$88	$113
3 years...............................................................................	$289	$368
5 years...............................................................................	$508	$642
10 years..............................................................................	$1,137	$1,426

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	90.00%
Nomura VIP Asset Strategy Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.70%	0.70%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.09%[1]	0.09%[1]
Total annual series operating expenses......................................................	0.79%	1.04%
Fee waivers and expense reimbursements ...................................................	(0.27%)[2]	(0.27%)[2]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.52%	0.77%
[15],[16]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$53	$79
3 years...............................................................................	$225	$304
5 years...............................................................................	$412	$548
10 years..............................................................................	$953	$1,247

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Nomura VIP Balanced Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.70%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses..................................................................................	0.12%
Acquired fund fees and expenses......................................................................	0.01%[1]
Total annual series operating expenses.................................................................	1.08%[2]
Fee waivers and expense reimbursements ...............................................................	(0.05%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	1.03%
[17],[18],[19]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$105
3 years...........................................................................................	$339
5 years...........................................................................................	$591
10 years..........................................................................................	$1,313

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	69.00%
Nomura VIP Energy Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.85%	0.85%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.20%	0.20%
Acquired fund fees and expenses..........................................................	0.01%[1]	0.01%[1]
Total annual series operating expenses......................................................	1.06%[2]	1.31%[2]
Fee waivers and expense reimbursements ...................................................	(0.21%)[3]	(0.21%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...................	0.85%	1.10%
[20],[21],[22]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$87	$112
3 years...............................................................................	$316	$395
5 years...............................................................................	$564	$698
10 years..............................................................................	$1,275	$1,561

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	59.00%
Nomura VIP Natural Resources Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.85%
Distribution and service (12b-1) fees....................................................................	0.25%
Other expenses ..................................................................................	0.18%
Acquired fund fees and expenses......................................................................	0.01%[1]
Total annual series operating expenses.................................................................	1.29%[2]
Fee waivers and expense reimbursements...............................................................	(0.17%)[3]
Total annual series operating expenses after fee waivers and expense reimbursement................................	1.12%
[23],[24],[25]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$114
3 years...........................................................................................	$392
5 years...........................................................................................	$691
10 years..........................................................................................	$1,542

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
Nomura VIP Science and Technology Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Standard	Service
Management fees.....................................................................	0.85%	0.85%
Distribution and service (12b-1) fees........................................................	none	0.25%
Other expenses ......................................................................	0.05%	0.05%
Total annual series operating expenses......................................................	0.90%	1.15%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Standard	Service
1 year................................................................................	$92	$117
3 years...............................................................................	$287	$365
5 years...............................................................................	$498	$633
10 years..............................................................................	$1,108	$1,398

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	77.00%
Nomura VIP Pathfinder Aggressive Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.00%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.15%
Acquired fund fees and expenses......................................................................	0.86%[1]
Total annual series operating expenses .................................................................	1.01%[2]
[26],[27]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$103
3 years...........................................................................................	$322
5 years...........................................................................................	$558
10 years..........................................................................................	$1,236

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
Nomura VIP Pathfinder Moderately Aggressive Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.00%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.05%
Acquired fund fees and expenses......................................................................	0.85%[1]
Total annual series operating expenses.................................................................	0.90%[2]
[28],[29]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$92
3 years...........................................................................................	$287
5 years...........................................................................................	$498
10 years..........................................................................................	$1,108

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Nomura VIP Pathfinder Moderate Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.00%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.05%
Acquired fund fees and expenses......................................................................	0.84%[1]
Total annual series operating expenses.................................................................	0.89%[2]
[30],[31]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$91
3 years...........................................................................................	$284
5 years...........................................................................................	$493
10 years..........................................................................................	$1,096

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
Nomura VIP Pathfinder Moderately Conservative Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.00%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.08%
Acquired fund fees and expenses......................................................................	0.83%[1]
Total annual series operating expenses.................................................................	0.91%[2]
[32],[33]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$93
3 years...........................................................................................	$290
5 years...........................................................................................	$504
10 years..........................................................................................	$1,120

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Nomura VIP Pathfinder Conservative Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.00%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.14%
Acquired fund fees and expenses......................................................................	0.82%[1]
Total annual series operating expenses.................................................................	0.96%[2]
Fee waivers and expense reimbursements...............................................................	(0.00%)[3]
Total annual series operating expenses after fee waivers and expense reimbursement................................	0.96%
[34],[35],[36]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$98
3 years...........................................................................................	$306
5 years...........................................................................................	$531
10 years..........................................................................................	$1,178

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Nomura VIP Pathfinder Moderate — Managed Volatility Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.20%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.05%
Acquired fund fees and expenses......................................................................	0.83%[1]
Total annual series operating expenses.................................................................	1.08%[2]
Fee waivers and expense reimbursements ...............................................................	(0.09%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.99%
[37],[38],[39]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$101
3 years...........................................................................................	$335
5 years...........................................................................................	$587
10 years..........................................................................................	$1,309

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.20%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.15%
Acquired fund fees and expenses......................................................................	0.84%[1]
Total annual series operating expenses.................................................................	1.19%[2]
Fee waivers and expense reimbursements ...............................................................	(0.19%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	1.00%
[40],[41],[42]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$102
3 years...........................................................................................	$359
5 years...........................................................................................	$636
10 years..........................................................................................	$1,426

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Series’ fees and expenses?
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Operating Expenses Caption [Optional Text]	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	Service
Management fees.................................................................................	0.20%
Distribution and service (12b-1) fees....................................................................	none
Other expenses ..................................................................................	0.30%
Acquired fund fees and expenses......................................................................	0.82%[1]
Total annual series operating expenses.................................................................	1.32%[2]
Fee waivers and expense reimbursements ...............................................................	(0.34%)[3]
Total annual series operating expenses after fee waivers and expense reimbursements...............................	0.98%
[43],[44],[45]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	Service
1 year............................................................................................	$100
3 years...........................................................................................	$385
5 years...........................................................................................	$691
10 years..........................................................................................	$1,561

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Series does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it could pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%

[1]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.70% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[2]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.76% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[3]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.85% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[4]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.94% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[5]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[6]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[7]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.89% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[8]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.73% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[9]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[10]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[11]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[12]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.54% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[13]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.79% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[14]
1	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[15]
1	Other expenses includes the expenses of Ivy VIP ASF II, Ltd., a wholly-owned subsidiary of the Series organized in the Cayman Islands.

[16]
2	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.52% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[17]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[18]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[19]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.77% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[20]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[21]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[22]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.84% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[23]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the registered investment companies in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[24]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[25]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[26]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[27]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[28]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[29]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[30]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[31]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[32]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[33]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[34]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[35]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[36]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.14% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[37]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[38]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[39]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[40]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[41]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[42]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[43]
1	Acquired fund fees and expenses sets forth the Series’ pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Series invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Series’ assets. These expenses are not direct costs paid by Series shareholders, and are not used to calculate the Series’ NAV.

[44]
2	The total annual series operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[45]
3	The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.16% of the Series’ average daily net assets from April 30, 2026 through April 29, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.